Summary of Significant Accounting Policies (Policies)	3 Months Ended
Sep. 30, 2021
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2021.

(i) Going concern

The Group held total cash reserves of $116.0 million as of September 30, 2021. On November 19, 2021 the Group entered into a refinancing and expansion of its senior debt facility. The Group’s existing senior debt facility has been refinanced with a new $90.0 million five-year facility provided by Oaktree Capital Management, L.P. (“Oaktree”). The Oaktree transaction provides for up to $90.0 million in borrowings, the first tranche of $60.0 million was drawn on closing. $55.4 million of these proceeds have been used to discharge our obligations under the Hercules loan. The facility has a three-year interest only period, at a rate of 9.75% per annum, after which time 40% of the principal is payable over two years and a final payment due no later than November 2026.

Management and the directors believe that the Group’s existing cash reserves are sufficient to meet the Group’s ongoing operations during the next twelve months, and that the cash runway will be extended beyond twelve months by accessing up to $40.0 million available to be drawn from our existing loan arrangements, subject to certain milestones, and/or by completing one or more strategic partnerships. The Group has prepared the financial report on a going concern basis. However, whether the Group can achieve its objectives for extending the cash runway beyond the twelve month period creates material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on our ability to continue as a going concern and that the Group may be unable to realize our assets and discharge our liabilities in the normal course of business.

(ii) Historical cost convention

These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.

(iii) New and amended standards adopted by the Group

There were no new or amended standards adopted by the Group in the three months ended September 30, 2021. These interim financial statements follow the same accounting policies as compared to the June 30, 2021 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iv) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the September 30, 2021 reporting period that are expected to materially impact the Group.

(v) Use of estimates

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(vi) Impact of COVID-19

Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.

The Group is facing some challenges from the pandemic. The Group’s current and potential future clinical trials have and may experience some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. In addition, requested meetings with FDA are delayed by a minimum of 3 months while the public health crisis is in effect, due to the increased workload burden on agency staff.

Due to the COVID-19 pandemic, countries in which the Group has operations, including Singapore - where our contract manufacturer is located, have implemented some level of quarantine “stay at home” orders, and other restrictions in order to contain spread of the virus. Continued restrictions on the movement of people and products may adversely affect our and our contract manufacturer’s ability to operate efficiently. In addition, the COVID-19 pandemic could also adversely affect our or our contract manufacturer’s ability to acquire raw materials or components required in our manufacturing process, including bone marrow. As a result, the manufacturing and the commercialization of remestemcel-L and other product candidates could be adversely affected.

The Group has also seen substantial delays to lead times for certain raw materials, which is being driven by the pandemic. Such extension of lead times has the potential to delay the ability to manufacture product in a timely manner and could impact our ability to meet market demand once approved.